Other receivables - Additional Information (Details) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020
Other receivables
Other receivables				$ 298,190,097		$ 335,840,652
Credit loss				14,709,839		12,609,405
Real estate properties held for lease, net member
Other receivables
Other receivables				298,190,097		335,840,652
Henan Derun Real Estate Co. Ltd ("Henan Derun")
Other receivables
Interest rate			18.00%
Percentage of ownership interest used to settle receivables through transfer of certain parcels of land properties		80.00%
Settlement of bank loans to release the land pledged in bank		$ 77,100,000
Other receivables				154,038,237		139,364,804
Zhengzhou Jiahe Real Estate Co. Ltd ("Zhengzhou Jiahe")
Other receivables
Percentage of ownership interest used to settle receivables through transfer of certain parcels of land properties	80.00%
Other receivables			$ 67,400,000	0	$ 67,400,000	101,361,020
Zhengzhou Jiahe Real Estate Co. Ltd ("Zhengzhou Jiahe") | Minimum [Member]
Other receivables
Interest rate					15.00%
Zhengzhou Jiahe Real Estate Co. Ltd ("Zhengzhou Jiahe") | Maximum [Member]
Other receivables
Interest rate					18.00%
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund ("Zhengzhou Yongzhi")
Other receivables
Other receivables				25,095,284		$ 24,521,449
Equity interest transferred (in percent)							98.00%
Consideration for transfer of equity interest							$ 122,607,243
Payments received for transfer of equity interest				98,085,794
Credit loss				$ 0